Cover	Mar. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	001-39786
Entity Registrant Name	GLOBIS ACQUISITION CORP.
Entity Central Index Key	0001823383
Entity Tax Identification Number	85-2703418
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7100 W. Camino Real
Entity Address, Address Line Two	Suite 302-48
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	212
Local Phone Number	847-3248
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Common Stock, and one Warrant to acquire one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, and one Warrant to acquire one share of Common Stock
Trading Symbol	GLAQU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GLAQ
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	GLAQW
Security Exchange Name	NASDAQ